Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 229,968	$ 7,013	$ 223,199	$ 216,739
OPERATING COSTS	146,583	4,470	141,767	136,717
GROSS PROFIT	83,385	2,543	81,432	80,022
OPERATING EXPENSES
Marketing	25,104	765	23,599	22,819
General and administrative	7,175	219	6,801	6,580
Research and development	4,167	127	3,892	3,774
Expected credit loss	188	6	152	117
Total operating expenses	36,634	1,117	34,444	33,290
OTHER INCOME AND EXPENSES	122	3	(635)	93
INCOME FROM OPERATIONS	46,873	1,429	46,353	46,825
NON-OPERATING INCOME AND EXPENSES
Interest income	781	24	618	249
Other income	463	14	382	369
Other gains and losses	(94)	(3)	(279)	(418)
Interest expense	(339)	(10)	(319)	(263)
Share of profits of associates and joint ventures accounted for using equity method	157	5	253	442
Total non-operating income and expenses	968	30	655	379
INCOME BEFORE INCOME TAX	47,841	1,459	47,008	47,204
INCOME TAX EXPENSE	9,333	285	8,947	9,335
NET INCOME	38,508	1,174	38,061	37,869
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	2,255	69	157	1,154
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	48	2	619	(137)
Gain or loss on hedging instruments subject to basis adjustment	(1)	0	(13)	21
Share of other comprehensive income of associates and joint ventures	14	0	6	3
Income tax relating to items that will not be reclassified to profit or loss	(451)	(14)	(31)	(231)
Items that will not be reclassified to profit or loss	1,865	57	738	810
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	192	6	(46)	296
Share of other comprehensive income (loss) of associates and joint ventures	24	1	(23)	6
Items that may be reclassified subsequently to profit or loss	216	7	(69)	302
Total other comprehensive income, net of income tax	2,081	64	669	1,112
TOTAL COMPREHENSIVE INCOME	40,589	1,238	38,730	38,981
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	37,189	1,134	36,958	36,358
Noncontrolling interests	1,319	40	1,103	1,511
NET INCOME	38,508	1,174	38,061	37,869
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	39,223	1,196	37,658	37,450
Noncontrolling interests	1,366	42	1,072	1,531
TOTAL COMPREHENSIVE INCOME	$ 40,589	$ 1,238	$ 38,730	$ 38,981
EARNINGS PER SHARE
Basic | (per share)	$ 4.79	$ 0.15	$ 4.76	$ 4.69
Diluted | (per share)	4.78	0.15	4.76	4.68
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	47.94	1.46	47.64	46.87
Diluted | (per share)	$ 47.83	$ 1.46	$ 47.58	$ 46.81